Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 87,436	$ 73,239
Accrued liabilities:
Payroll	58,550	59,595
Other	63,639	107,902
Accounts payable and accrued liabilities	$ 209,625	$ 240,736